PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net, consisted of the following:

	As of February 28, 2014	As of February 28, 2015
Building	$65,000,502	$63,707,645
Leasehold improvement	12,913,755	24,788,436
Computer, network equipment and software	17,313,650	28,523,709
Vehicles	901,237	923,040
Office equipment and furniture	2,584,563	4,192,569

Total cost of property and equipment	98,713,707	122,135,399
Less: accumulated depreciation and amortization	(20,088,516)	(28,559,751)

	$78,625,191	$93,575,648

        For the years ended February 28, 2013, 2014 and 2015, depreciation expenses were $7,023,754, $9,549,852 and $11,728,577, respectively.